As filed with the Securities and Exchange Commission on January 29, 2002

                                                Securities Act File No. 33-41913
                                       Investment Company Act File No. 811-06367

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          ---

                  Pre-Effective Amendment No.
                                               ----                       ---

                  Post-Effective Amendment No.  12                         X
                                               ----                       ---
                                             and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             X
                                                                          ---
                  Amendment No.  13                                        X
                                ----                                      ---


                        GABELLI EQUITY SERIES FUNDS, INC
               (Exact Name of Registrant as Specified in Charter)

                    ONE CORPORATE CENTER, RYE, NEW YORK 10580
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1- 800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                               Rye, New York 10580
                             -----------------------
                     (name and address of agent for service)

                                   Copies to:

James E. McKee, Esq.                   Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.      Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                   Four Times Square, 30th Floor
Rye, New York 10580                    New York, New York 10036


     It is proposed that this filing will become effective:

       immediately  upon  filing  pursuant to  paragraph  (b); or
-----
  X    on February 1, 2002 pursuant to paragraph (b); or
-----
       60 days after filing pursuant to paragraph (a)(1); or
-----
       on  ______________  pursuant  to  paragraph  (a)(1) or;
-----
       75 days after  filing pursuant to paragraph (a)(2); or
-----
      on ____________ pursuant to paragraph (a)(2) of Rule 485.
-----



If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
-----    previously filed post-effective amendment.

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                               Rye, New York 10580
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM


                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 p.m.)


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                                   QUESTIONS?
                               Call 1-800-GABELLI
                       or your investment representative.

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                                TABLE OF CONTENTS




INVESTMENT AND PERFORMANCE SUMMARY ...............  2

INVESTMENT AND RISK INFORMATION ..................  6

MANAGEMENT OF THE FUNDS ..........................  8

         Purchase of Shares ......................  8

         Redemption of Shares .................... 10

         Exchange of Shares ...................... 11

         Pricing of Fund Shares .................. 12

         Dividends and Distributions ............. 12

         Tax Information ......................... 12

         Mailings to Shareholders ................ 12

FINANCIAL HIGHLIGHTS ............................. 13


GABELLI
EQUITY
SERIES
FUNDS,
INC.



THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI EQUITY INCOME FUND
CLASS AAA SHARES

PROSPECTUS


FEBRUARY 1, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY

The Gabelli Small Cap Growth Fund (the "Small Cap Growth Fund") and The Gabelli Equity Income Fund (the "Equity Income Fund") (each a "Fund" and collectively, the "Funds") are series of Gabelli Equity Series Funds, Inc.

                              SMALL CAP GROWTH FUND


INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies as those with total market values of $1 billion or less at the time of investment.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:


     o   you are a long-term investor

     o   you seek growth of capital

     o you believe that the market will favor small capitalization stocks over the long term


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


     o   you are seeking a high level of current income

     o   you are  conservative in your investment  approach

     o   you seek stability of principal more than growth of capital

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                               EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

PRINCIPAL  INVESTMENT  STRATEGIES:

The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's Adviser looks for securities that have a better yield than the average of the Standard and Poor's 500 Composite Stock Price Index (the "S&P(R) 500 Stock Index"), as well as capital gains potential.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares. WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:


     o   you are a long-term investor

     o   you are seeking income as well as growth of capital


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


     o   you are conservative in your investment approach

     o   you seek stability of principal more than growth of capital

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PERFORMANCE:


The bar charts and tables that follow provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year (since 1992), and by showing how the Funds' average annual returns for the one year, five years, ten years and the life of each Fund compare to those of a broad-based securities market index. As with all mutual funds, the Funds' past performance does not predict how the Funds will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.

            SMALL CAP GROWTH FUND (FOR THE PERIODS ENDED DECEMBER 31)


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                          1992           20.3%
                          1993           22.8%
                          1994           -2.9%
                          1995           25.2%
                          1996           11.9%
                          1997           36.5%
                          1998            0.0%
                          1999           14.2%
                          2000           11.3%
                          2001            4.65%




During the period shown in the bar chart, the highest return for a quarter was 17.10% (quarter ended June 30, 1999) and the lowest return for a quarter was (20.26)% (quarter ended September 30, 1998).


           AVERAGE ANNUAL TOTAL RETURNS              PAST         PAST        PAST      SINCE OCTOBER 22,
     (FOR THE PERIODS ENDED DECEMBER 31, 2001)     ONE YEAR    FIVE YEARS   TEN YEARS         1991*
      ----------------------------------------    ----------   ----------   ---------   -----------------
The Gabelli Small Cap Growth Fund
   Class AAA Shares .............................   4.65%        12.67%       13.81%          15.83%
Russell 2000 Index** ............................   2.49%         7.52%       11.51%          11.64%


------------------------
* From October 22, 1991, the date that the Fund commenced investment operations.

** The Russell 2000 Index is an unmanaged index consisting of broad-based common stocks. The performance of the index does not include expenses or fees.

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             EQUITY INCOME FUND (FOR THE PERIODS ENDED DECEMBER 31)



                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC



                          1992            9.8%
                          1993           17.9%
                          1994            1.1%
                          1995           28.3%
                          1996           17.9%
                          1997           27.9%
                          1998           12.6%
                          1999            9.3%
                          2000           11.3%
                          2001          -0.88%




During the period shown in the bar chart, the highest return for a quarter was 12.71% (quarter ended December 31, 1998) and the lowest return for a quarter was (9.65)% (quarter ended September 30, 1998).



           AVERAGE ANNUAL TOTAL RETURNS                                                 SINCE JANUARY 2,
     (FOR THE PERIODS ENDED DECEMBER 31, 2001)     PAST ONE YEAR     PAST FIVE YEARS          1992*
     -----------------------------------------    ---------------    ---------------    ----------------
The Gabelli Equity Income Fund
   Class AAA Shares ...........................       (0.88)%            11.68%              13.14%
S&P(R)500 Stock Index** .......................      (11.89)%            10.70%              12.93%


------------------------
* From January 2, 1992, the date that the Fund commenced investment operations.


** The S&P(R) 500 Stock Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.


FEES AND EXPENSES OF THE FUNDS:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Funds.



                                                                                SMALL CAP      EQUITY
                                                                                 GROWTH        INCOME
                                                                                  FUND          FUND
                                                                               -----------   -----------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ..............................................................      1.00%         1.00%
Distribution (Rule 12b-1) Expenses ...........................................      0.25%         0.25%
Other Expenses ...............................................................      0.20%         0.30%
                                                                                 -------       -------
Total Annual Fund Operating Expenses .........................................      1.45%         1.55%
                                                                                 =======       =======

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EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown,
(2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR       3 YEARS      5 YEARS    10 YEARS
                               ---------    ---------    ---------   ---------
SMALL CAP GROWTH FUND            $148         $459         $792       $1,735
EQUITY INCOME FUND               $158         $490         $845       $1,845


                         INVESTMENT AND RISK INFORMATION


The investment policy of each of the Small Cap Growth Fund and the Equity Income Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.

SMALL CAP GROWTH FUND


In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable valuations relative to perceived economic worth.


Frequently,  smaller companies exhibit one or more of the following traits:


     o   New products or technologies

     o   New distribution methods

     o Rapid changes in industry conditions due to regulatory or other developments

     o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.


In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

EQUITY INCOME FUND

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:


     o   have strong free cash flow and pay regular dividends

     o   have potential for long-term earnings per share growth

     o may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business

     o   are well-managed

     o will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services.

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The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund's assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. The Funds may also use the following investment technique:

     o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Investing in the Funds involve the following risks:

     o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

     o FUND AND MANAGEMENT RISK. SMALL CAP GROWTH FUND ONLY -- The Fund invests in growth and value stocks issued by smaller companies. The
         Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the Adviser is incorrect in its assessment of the growth prospects of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.

     o FUND AND MANAGEMENT RISK. EQUITY INCOME FUND ONLY -- The Fund invests in stocks issued by companies believed by the Adviser to be undervalued and that have the potential to achieve significant capital appreciation. If the Adviser is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.

     o SMALL CAPITALIZATION COMPANY RISK. SMALL CAP GROWTH FUND ONLY -- Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Small capitalization companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small capitalization company stock prices tend to rise and fall in value more than other stocks. The Fund, as a holder of equity securities, only has rights to the value in the company after all its debts have been paid, and it could lose its entire investment in a company that encounters financial difficulty.

     o INTEREST RATE RISK AND CREDIT RISK. EQUITY INCOME FUND ONLY -- Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.


     o LOW CREDIT QUALITY RISK. EQUITY INCOME FUND ONLY -- Lower rated convertible securities are subject to greater credit risk, greater price volatility and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.


                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GAMI"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2001, each of the Funds paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.

THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Funds. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser and its predecessor since inception, as well as its parent company, GAMI. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer of GAMCO Investors, Inc., a wholly owned subsidiary of GAMI, and is an officer or director of various other companies affiliated with GAMI. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

RULE 12B-1 PLAN. Each Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares. Each Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the Fund. To the extent any activity is one that the Funds may finance without a distribution plan, the Funds may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through the Distributor, directly from the Funds through the Funds' transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor.

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     o   BY MAIL OR IN PERSON.  You may open an  account by mailing a  completed subscription order form with a check or money order payable to "The Gabelli Small Cap Growth Fund" or "The Gabelli Equity Income Fund" to:

         BY MAIL                                    BY PERSONAL DELIVERY
         -------                                    --------------------
         THE GABELLI FUNDS                          THE GABELLI FUNDS
         P.O. BOX 8308                              C/O BFDS
         BOSTON, MA 02266-8308                      66 BROOKS DRIVE

                               BRAINTREE, MA 02184

You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI ______ FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

       If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.


SHARE PRICE. The Funds sell their Class AAA Shares at the net asset value next determined after the Funds receive your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION PLANS. The Funds make available IRA, "Roth" IRA and "Coverdall" Education savingsplans for investment in Fund shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Funds' transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirement.

                              REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor or directly from the Funds through the Funds' transfer agent.


     o   BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


     o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 (617-328-5000 from outside the
         United States) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Funds take reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").

        1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

        2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

--------------------------------------------------------------------------------

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 1-800-GABELLI (1-800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Funds will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund(s) you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 1-800-GABELLI (1-800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:


         o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

         o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange.

         o   you may realize a taxable gain or loss.


         o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus.

You may exchange shares through the Distributor, directly through the Funds' transfer agent or through a registered broker-dealer.

     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.


     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.


     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

--------------------------------------------------------------------------------

                             PRICING OF FUND SHARES

The net asset value per share of each Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. The net asset value per share of each Fund's Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to its Class AAA shares by the total number of Class AAA Shares outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Directors believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form.

                           DIVIDENDS AND DISTRIBUTIONS


The Funds intend to pay dividends quarterly for the Equity Income Fund and annually for the Small Cap Growth Fund and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.


                                 TAX INFORMATION


The Funds expect that their distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Funds hold the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. An exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


                             MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our

--------------------------------------------------------------------------------


prospectuses and reports may be obtained by calling 1-800-GABELLI (1-800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the past five fiscal years of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds' Class AAA Shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements and related notes are included in the annual report, which is available upon request.

                              SMALL CAP GROWTH FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended September 30,



                                                  2001         2000         1999         1998         1997
                                                --------     --------     --------     --------     --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .....   $  23.60     $  21.84     $  18.81     $  25.42     $  20.02
                                                --------     --------     --------     --------     --------
   Net investment income (loss) .............       0.06         0.06        (0.07)       (0.03)       (0.07)
   Net realized and unrealized
     gain (loss) on investments .............      (1.75)        4.16         3.63        (2.99)        7.70
                                                --------     --------     --------     --------     --------
   Total from investment operations .........      (1.69)        4.22         3.56        (3.02)        7.63
                                                --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ....................      (0.05)       --           --           --           --
   Net realized gain on investments .........      (4.73)       (2.46)       (0.53)       (3.59)       (2.23)
                                                --------     --------     --------     --------     --------
   Total distributions ......................      (4.78)       (2.46)       (0.53)       (3.59)       (2.23)
                                                --------     --------     --------     --------     --------
   NET ASSET VALUE, END OF PERIOD ...........   $  17.13     $  23.60     $  21.84     $  18.81     $  25.42
                                                ========     ========     ========     ========     ========
   Total return+ ............................      (7.47)%      21.00%       19.24%      (13.53)%      42.22%
                                                ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....   $372,865     $366,459     $305,403     $277,820     $296,519
   Ratio of net investment income (loss) to
     average net assets .....................       0.30%        0.26%       (0.34)%      (0.14)%      (0.36)%
   Ratio of operating expenses to
      average net assets (a) ................       1.45%        1.49%        1.56%        1.44%        1.62%
   Portfolio turnover rate ..................         17%          47%          24%          20%          14%


----------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The Fund incurred interest expense during the fiscal years ended September 30, 2000, 1999 and 1997. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.49%, 1.53% and 1.52%, respectively.

--------------------------------------------------------------------------------

                               EQUITY INCOME FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended September 30,



                                                  2001         2000         1999         1998         1997
                                                --------     --------     --------     --------     --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .....   $  16.35     $  17.58     $  15.97     $  17.39     $  13.81
                                                --------     --------     --------     --------     --------
   Net investment income ....................       0.25         0.46         0.23         0.22         0.22
   Net realized and unrealized
     gain (loss) on investments .............      (0.28)        0.81         2.82         0.29         4.28
                                                --------     --------     --------     --------     --------
   Total from investment operations .........      (0.03)        1.27         3.05         0.51         4.50
                                                --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ....................      (0.36)       (0.36)       (0.22)       (0.26)       (0.22)
   Net realized gain on investments .........      (2.08)       (2.14)       (1.22)       (1.67)       (0.70)
                                                --------     --------     --------     --------     --------
   Total distributions ......................      (2.44)       (2.50)       (1.44)       (1.93)       (0.92)
                                                --------     --------     --------     --------     --------
   NET ASSET VALUE, END OF PERIOD ...........   $  13.88     $  16.35     $  17.58     $  15.97     $  17.39
                                                ========     ========     ========     ========     ========
   Total return+ ............................      (0.43)%       8.41%       19.82%        2.98%       33.98%
                                                ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....   $121,499     $ 89,164     $ 92,111     $ 79,669     $ 73,730
   Ratio of net investment income to
     average net assets .....................       1.65%        2.85%        1.32%        1.27%        1.42%
   Ratio of operating expenses to
     average net assets (a) .................       1.55%        1.66%        1.60%        1.64%        1.78%
   Portfolio turnover rate ..................         41%          33%          39%          35%          43%


----------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The Fund incurred interest expense during the fiscal year ended September 30, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61%.

================================================================================

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

================================================================================

--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                                CLASS AAA SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.




--------------------------------------------------------------------------------
         You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
            information and discuss your questions about the Funds by
                                   contacting:

                        Gabelli Equity Series Funds, Inc.
                              One Corporate Center
                                  Rye, NY 10580

                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------


You can review and/or copy the Funds' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090.


o    Free   from   the   EDGAR Database   on   the   Commission's    Website  at
     http://www.sec.gov.

(Investment Company Act File No. 811-06367)

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                               Rye, New York 10580
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                               Call 1-800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

-----------------------------------------------------



INVESTMENT AND PERFORMANCE SUMMARY                  2
INVESTMENT AND RISK INFORMATION                     7
MANAGEMENT OF THE FUNDS                             9
         Classes of Shares                         10
         Purchase of Shares                        14
         Redemption of Shares                      16
         Exchange of Shares                        16
         Pricing of Fund Shares                    17
         Dividends and Distributions               18
         Tax Information                           18
         Mailings to Shareholders                  18
FINANCIAL HIGHLIGHTS                               18



GABELLI
EQUITY
SERIES
FUNDS,
INC.


THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI EQUITY INCOME FUND

CLASS A, B, C SHARES

PROSPECTUS


FEBRUARY 1, 2002



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       INVESTMENT AND PERFORMANCE SUMMARY

The Gabelli Small Cap Growth Fund (the "Small Cap Growth Fund") and The Gabelli Equity Income Fund (the "Equity Income Fund") (each a "Fund" and collectively, the "Funds") are series of Gabelli Equity Series Funds, Inc.

                              SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies as those with total market values of $1 billion or less at the time of investment.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares.


YOU MAY WANT TO INVEST IN THE FUND IF:


      o  you are a long-term investor
      o  you seek growth of capital
      o you believe that the market will favor small capitalization stocks over the long term


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o  you are seeking a high level of current income
      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

PRINCIPAL  INVESTMENT  STRATEGIES:


The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's Adviser looks for securities that have a better yield than the average of the Standard and Poor's Composite 500 Stock Price Index (the "S&P(R) 500 Stock Index"), as well as capital gains potential.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in the decline in the value of Fund shares.


YOU MAY WANT TO INVEST IN THE FUND IF:


      o  you are a long-term investor
      o  you are seeking income as well as growth of capital


YOU MAY NOT WANT TO INVEST IN THE FUND IF:


      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE:


The bar charts and tables that follow provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year (since 1992), and by showing how the Funds' average annual returns for one year, five years, ten years and the life of each Fund compare to those of a broad-based securities market index. As with all mutual funds, the Funds' past performance does not predict how the Funds will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.

           SMALL CAP GROWTH FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1992    20.3%
1993    22.8%
1994    -2.9%
1995    25.2%
1996    11.9%
1997    36.5%
1998     0.0%
1999    14.2%
2000    11.3%
2001     4.65%


------------------------
* The bar chart above shows the total returns for Class AAA Shares (not including sales load). The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 17.10% (quarter ended June 30, 1999) and the lowest return for a quarter was (20.26%) (quarter ended September 30, 1998).


      AVERAGE ANNUAL TOTAL RETURNS            PAST        PAST        PAST      SINCE OCTOBER 22,
(FOR THE PERIODS ENDED DECEMBER 31, 2001)   ONE YEAR   FIVE YEARS   TEN YEARS         1991*
-----------------------------------------   --------   ----------   --------    -----------------
The Gabelli Small Cap Growth Fund
   Class AAA Shares ....................      4.65%      12.67%       13.81%          15.83%
Russell 2000 Index** ...................      2.49%       7.52%       11.51%          11.64%

------------------------

 *  From  October  22,  1991,  the  date  that  the  Fund  commenced  investment operations.
 ** The Russell  2000 Index is an  unmanaged  index  consisting of  broad-based common stocks. The performance of the Index does not include expenses or fees.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


             EQUITY INCOME FUND (FOR THE PERIODS ENDED DECEMBER 31)*


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1992     9.8%
1993    17.9%
1994     1.1%
1995    28.3%
1996    17.9%
1997    27.9%
1998    12.6%
1999     9.3%
2000    11.3%
2001    -0.88%


------------------------
* The bar chart above shows the total returns for Class AAA Shares (not including sales load). The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 12.71% (quarter ended December 31, 1998) and the lowest return for a quarter was (9.65%) (quarter ended September 30, 1998).


      AVERAGE ANNUAL TOTAL RETURNS            PAST       PAST     SINCE JANUARY
(FOR THE PERIODS ENDED DECEMBER 31, 2001)   ONE YEAR  FIVE YEARS     2, 1992*
-----------------------------------------   --------  ----------  -------------
The Gabelli Equity Income Fund
   Class AAA Shares ....................     (0.88)%    11.68%        13.14%
S&P(R)500 Stock Index** ................    (11.89)%    10.70%        12.93%


------------------------
 * From January 2, 1992, the date that the Fund commenced investment operations.


** The S&P(R) 500 Stock Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                              SMALL CAP GROWTH FUND


                                                      CLASS A     CLASS B      CLASS C
                                                       SHARES      SHARES      SHARES
                                                      ---------   ---------    --------

SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .............     5.75%(1)    None         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ........     None(2)     5.00%(3)     1.00%(3)
ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets):
Management Fees ...................................     1.00%       1.00%        1.00%
Distribution and Service (Rule 12b-1) Expenses ....     0.25%       1.00%        1.00%
Other Expenses ....................................     0.20%       0.20%        0.20%
                                                        ----        ----         ----
Total Annual Operating Expenses ...................     1.45%       2.20%        2.20%
                                                        ====        ====         ====


                               EQUITY INCOME FUND


                                                        CLASS A   CLASS B      CLASS C
                                                         SHARES    SHARES       SHARES
                                                        -------   -------      -------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .............     5.75%(1)    None         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ........     None(2)     5.00%(3)     1.00%(3)
ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets):
Management Fees ...................................     1.00%       1.00%        1.00%
Distribution and Service (Rule 12b-1) Expenses ....     0.25%       1.00%        1.00%
Other Expenses ....................................     0.30%       0.30%        0.30%
Total Annual Operating Expenses ...................     1.55%       2.30%        2.30%


------------------------
(1)   The sales charge declines as the amount invested increases.
(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twenty-four months after purchase.
(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              SMALL CAP GROWTH FUND

                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                 ------      -------      -------     --------


Class A Shares
 - assuming redemption ......     $714        $1,007      $1,322       $2,210
 - assuming no redemption ...     $714        $1,007      $1,322       $2,210

Class B Shares
 - assuming redemption ......     $723          $988      $1,380       $2,344
 - assuming no redemption ...     $223          $688      $1,180       $2,344

Class C Shares
 - assuming redemption ......     $323          $688      $1,180       $2,534
 - assuming no redemption ...     $223          $688      $1,180       $2,534


                               EQUITY INCOME FUND

                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                 ------      -------      -------     --------


Class A Shares
 - assuming redemption ......     $724        $1,036      $1,871       $2,314
 - assuming no redemption ...     $724        $1,036      $1,871       $2,314

Class B Shares
 - assuming redemption ......     $733        $1,018      $1,430       $2,448
 - assuming no redemption ...     $233          $718      $1,230       $2,448

Class C Shares
 - assuming redemption ......     $333          $718      $1,230       $2,636
 - assuming no redemption ...     $233          $718      $1,230       $2,636


                         INVESTMENT AND RISK INFORMATION


The investment policy of each of the Small Cap Growth Fund and the Equity Income Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.


SMALL CAP GROWTH FUND

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable valuations relative to perceived economic worth.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Frequently, smaller companies exhibit one or more of the following traits:


      o New products or technologies
      o New distribution methods
      o Rapid changes in industry conditions due to regulatory or other developments
      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.


In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.


EQUITY INCOME FUND


In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

      o have strong free cash flow and pay regular dividends
      o have potential for long-term earnings per share growth
      o may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business
      o are well-managed
      o will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services.


The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund's assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

The Funds may also use the following investment technique:


      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.


Investing in the Funds involve the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      o FUND AND MANAGEMENT RISK. SMALL CAP GROWTH FUND ONLY -- The Fund invests in growth and value stocks issued by smaller companies. The Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the Adviser is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


      o FUND AND MANAGEMENT RISK. EQUITY INCOME FUND ONLY -- The Fund invests in stocks issued by companies believed by the Adviser to be undervalued and that have the potential to achieve significant capital appreciation. If the Adviser is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


      o SMALL CAPITALIZATION COMPANY RISK. SMALL CAP GROWTH FUND ONLY -- Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Small capitalization companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small capitalization company stock prices tend to rise and fall in value more than other stocks. The Fund, as a holder of equity securities, only has rights to the value in the company after all its debts have been paid, and it could lose its entire investment in a company that encounters financial difficulty.


      o INTEREST RATE RISK AND CREDIT RISK. EQUITY INCOME FUND ONLY -- Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

      o LOW CREDIT QUALITY RISK. EQUITY INCOME FUND ONLY -- Lower rated convertible securities are subject to greater credit risk, greater price volatility and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.


                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GAMI"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2001, each of the Funds paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Funds. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser and its predecessor since inception, as well as its parent company, GAMI. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer of GAMCO Investors, Inc., a wholly owned subsidiary of GAMI, and is an officer or director of various other companies affiliated with GAMI. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.


                                CLASSES OF SHARES

Three classes of the Funds' shares are offered in this prospectus -- Class A Shares, Class B Shares and Class C Shares. The table below summarizes the differences among the classes of shares.

      o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.

--------------------------------------------------------------------------------
                       CLASS A SHARES      CLASS B SHARES       CLASS C SHARES

--------------------------------------------------------------------------------
Front-End Sales      Yes. The percentage  No.                  No
Load?                declines as the
                     amount invested
                     increases.

--------------------------------------------------------------------------------
Contingent Deferred  Yes, for shares      Yes, for shares      Yes, for shares
Sales Charge?        redeemed within      redeemed within      redeemed within
                     twenty-four months   seventy-two months   twenty-four
                     after purchase as    after purchase.      months after
                     part of an           Declines over time.  purchase.
                     investment greater
                     than $2 million if
                     no front-end sales
                     charge was paid at
                     the time of
                     purchase.

--------------------------------------------------------------------------------
Rule 12b-1 Fee       0.25%                1.00%                1.00%

--------------------------------------------------------------------------------
Convertible to       No.                  Yes. Automatically   No.
Another Class?                            converts to Class A
                                          Shares approximately
                                          ninety-six months
                                          after purchase.

--------------------------------------------------------------------------------
Fund Expense Levels  Lower annual         Higher annual        Higher annual
                     expenses than Class  expenses than Class  expenses than
                     B or Class C Shares. A Shares.            Class A Shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In selecting a class of shares in which to invest, you should consider

      o the length of time you plan to hold the shares

      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value

      o whether you qualify for a reduction or waiver of the Class A sales charge

      o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase

--------------------------------------------------------------------------------
               IF YOU...                   THEN YOU SHOULD CONSIDER

--------------------------------------------------------------------------------

o  do not qualify for a reduced or    purchasing Class C Shares instead
   waived front-end sales load and    of either Class A Shares or Class B
   intend to hold your shares for     Shares
   only a few years
--------------------------------------------------------------------------------

o  do not qualify for a reduced or    purchasing Class B Shares instead
   waived front-end sales load and    of either Class A Shares or Class C
   intend to hold your shares for     Shares
   several years
--------------------------------------------------------------------------------

o  do not qualify for a reduced or    purchasing Class A Shares
   waived front-end sales load and
   intend to hold your shares
   indefinitely
--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                         SALES CHARGE       SALES CHARGE           REALLOWANCE
                                          AS % OF THE          AS % OF                 TO
AMOUNT OF INVESTMENT                    OFFERING PRICE*    AMOUNT INVESTED       BROKER-DEALERS
-----------------------------           ---------------    ---------------       --------------
Under $50,000 ......................        5.75%               6.10%                 5.00%
$50,000 but under $100,000 .........        4.50%               4.71%                 3.75%
$100,000 but under $250,000 ........        3.50%               3.62%                 2.75%
$250,000 but under $500,000 ........        2.50%               2.56%                 2.00%
$500,000 but under $1 million ......        2.00%               2.04%                 1.75%
$1 million but under $2 million ....        1.00%               1.01%                 1.00%
$2 million .........................        0.00%               0.00%                 1.00%

------------------------
 * Includes  Front-end sales load

SALES CHARGE REDUCTIONS AND WAIVERS -- CLASS A SHARES:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in the Funds and other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Funds that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Funds of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.


2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Funds and submit a Letter of Intent to Gabelli & Company, Inc. (the "Distributor"), you may make purchases of Class A Shares of the Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Funds may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Funds by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Funds and who wish to reinvest in the Funds, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to
Section 457 of the Code that have  established  omnibus  accounts with the Fund;
(5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Funds (plan sponsors are encouraged to notify the Funds' Distributorwhen they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 (the "1940 Act") which have shares of the Funds as a principal investment; (7) financial institutions purchasing Class A Shares of the Funds for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds' Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.


Investors who qualify under any of the categories described above should contact their brokerage firm.

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

      o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

      o Class B Shares within approximately seventy-two months of buying them

      o Class C Shares within approximately twenty-four months of buying them

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12

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The CDSC  payable  upon  redemption  of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.


                                                                CLASS B SHARES
                  YEARS SINCE PURCHASE                               CDSC
                  -----------------------------                -----------------
                  First                                              5.00%
                  Second                                             4.00%
                  Third                                              3.00%
                  Fourth                                             3.00%
                  Fifth                                              2.00%
                  Sixth                                              1.00%
                  Seventh and thereafter                             0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.


The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchase of such Class C Shares of the Fund.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

      o redemptions and distributions from retirement plans made after the death or disability of a shareholder

      o minimum required distributions made from an IRA or other retirement plan account after you reach age 59 1/2

      o involuntary redemptions made by the Funds

      o a distribution from a tax-deferred retirement plan after your retirement

      o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE -- CLASS B SHARES:

      o Class B Shares automatically convert to Class A Shares of the Funds on the first business day of the ninety-seventh month following the month in which you acquired such shares.

      o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

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                                                                              13

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      o You will not pay any sales charge or fees when your shares convert,  nor will the transaction be subject to any tax.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

      o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Directors may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

RULE 12B-1 PLAN. The Funds have adopted a plan under Rule 12b-1 (the "Plan") for each of their classes of shares. Under the Plan, the Funds may use their assets to finance activities relating to the sale of their shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                                CLASS A    CLASS B   CLASS C
                                                -------    -------   -------
Service Fees .............................        0.25%     0.25%     0.25%
Distribution Fees ........................        None      0.75%     0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Funds' Distributor.

The broker-dealer or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Funds.

      o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

        BY MAIL                                         BY PERSONAL DELIVERY
        --------                                        --------------------
        THE GABELLI FUNDS                               THE GABELLI FUNDS
        P.O. BOX 8308                                   C/O BFDS
        BOSTON, MA 02266-8308                           66 BROOKS DRIVE
                                                        BRAINTREE, MA 02184

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14

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      o BY BANK WIRE. To open an account  using the bank wire  transfer  system, first telephone the Fund(s) at 1-800-GABELLI(1-800-422-3554)to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GABELLI _________ FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


        If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell their shares at the net asset value next determined after the Funds receive your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares. See "Pricing of Fund Shares" for a description of the calculation of the net asset value as described under "Classes of Shares-Class A Shares."


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION PLANS. The Funds make available IRA, "Roth" IRA and "Coverdall" Education savingsplans for investment in Fund shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as sponsor to such plans.  Fund  shares  may  also be a  suitable  investment  for  other  types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.


TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirement.


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                                                                              15

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                              REDEMPTION OF SHARES


You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.


The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges". See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after State Street receives the request. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.


In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Funds will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund(s) you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund(s) (after re-exchange into the

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16

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Fund(s)),  such shares will be subject to the CDSC  calculated  by excluding the time such shares were held in a money market fund. In effecting an exchange:

        o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

        o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

        o you may realize a taxable gain or loss.

        o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus.

        o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.

      o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

      o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES

The net asset value per share is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class of each Fund is computed by dividing the value of the applicable Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Directors believe represents fair value. The price of Fund shares for the purposes of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.


                                                                              17

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

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                           DIVIDENDS AND DISTRIBUTIONS


The Funds intend to pay dividends quarterly for the Equity Income Fund and annually for the Small Cap Growth Fund and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of shares.


                                 TAX INFORMATION


The Funds expect that their distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Funds hold the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. An exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 1-800-GABELLI (1-800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The Class A, Class B and Class C Shares of the Funds have not previously been offered and therefore do not have a previous financial history.

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18

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--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER? If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------


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                                                                              19

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                              CLASS A, B, C SHARES

--------------------------------------------------------------------------------

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
      You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

                        Gabelli Equity Series Funds, Inc.

                              One Corporate Center

                                  Rye, NY 10580

                    Telephone: 1-800-GABELLI (1-800-422-3554)
--------------------------------------------------------------------------------


You can review and/or copy the Funds' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090.


      o Free  from  the  Edgar   Database   on  the   Commission's   Website  at
        http://www.sec.gov.

(Investment Company Act File No. 811-06367)

2

                        GABELLI EQUITY SERIES FUNDS, INC.

                         THE GABELLI EQUITY INCOME FUND

                        THE GABELLI SMALL CAP GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 2002



This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Gabelli Equity Income Fund ("Equity Income Fund") and The Gabelli Small Cap Growth Fund ("Small Cap Growth Fund") (each a "Fund" and together the "Funds") which are series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Corporation"). This SAI should be read in conjunction with the Prospectuses for Class A, Class B, Class C, and Class AAA Shares dated February 1, 2002. For a free copy of the Prospectuses, please contact the Funds at the address, telephone number or Internet Web site printed below.



                              One Corporate Center
                               Rye, New York 10580
                    Telephone 1-800-GABELLI (1-800-422-3554)
                           HTTP://WWW.GABELLI.COM




GENERAL INFORMATION......................................................2
INVESTMENT STRATEGIES AND RISKS..........................................2
INVESTMENT RESTRICTIONS..................................................8
DIRECTORS AND OFFICERS...................................................9
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..............................12
INVESTMENT ADVISORY AND OTHER SERVICES..................................12
DISTRIBUTION PLAN.......................................................15
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................15
REDEMPTION OF SHARES....................................................18
DETERMINATION OF NET ASSET VALUE........................................18
DIVIDENDS, DISTRIBUTIONS AND TAXES......................................19
INVESTMENT PERFORMANCE INFORMATION......................................21
DESCRIPTION OF THE FUNDS' SHARES........................................22
FINANCIAL STATEMENTS....................................................23
APPENDIX A.............................................................A-1

                               GENERAL INFORMATION


The Corporation is a diversified, open-end, management investment company organized under the laws of the State of Maryland on July 25, 1991. The Equity Income Fund and the Small Cap Growth Fund are each a series of the Corporation and commenced operations on January 2, 1992 and October 22, 1991, respectively.


                         INVESTMENT STRATEGIES AND RISKS


The Funds' Prospectuses discuss the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.


EQUITY SECURITIES

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk.


Gabelli Funds, LLC (the "Adviser") believes that opportunities for capital appreciation may be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Many convertible securities are not investment grade, that is, not rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") and not considered by the Adviser to be of similar quality. There is no minimum credit rating for these securities in which the Fund may invest. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below.

NONCONVERTIBLE DEBT SECURITIES Under normal market conditions, each Fund may invest up to 35% of its total assets in lower quality nonconvertible debt securities. These securities include preferred stocks, bonds, debentures, notes, asset- and mortgage- backed securities and money market instruments such as commercial paper and bankers' acceptances. There is no minimum credit rating for these securities in which the Funds may invest. Accordingly, the Funds could invest in securities in default although the Funds will not invest more than 5% of its assets in such securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's and S&P respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Funds will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund's net asset value. In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the "Code"), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Funds' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Funds' portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Corporation's Board of Directors to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.


SECURITIES SUBJECT TO REORGANIZATION
Subject to each Fund's policy of investing at least 80% of its net assets in income producing equity securities (Equity Income Fund) or small company equity securities (Small Cap Growth Fund), each Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.


In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer of proposal is in process. In making the investments each Fund will not violate any of its investment restrictions (see below, "Investment Restrictions") including the requirement that, (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer and (b) it will not invest more than 25% of its total assets in any one industry. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Funds may sustain a loss. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing their brokerage and other transaction expenses (see "Dividends, Distributions and "Taxes" in this SAI).

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

Prepayments of principal may be made at any time on the obligations underlying asset- and mortgage- backed securities and are passed on to the holders of the asset- and mortgage- backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce, and slower than expected prepayments will increase, yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

FOREIGN SECURITIES

Each Fund may invest up to 35% of its total assets in the securities of non-U.S. issuers. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates (which the Funds will not seek to hedge), future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Funds' performance.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or the investor.

HEDGING TRANSACTIONS

OPTIONS. Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when a Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on a Fund the credit risk that the counterparty will fail to honor its obligations. Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission ("CFTC") each Fund is limited to an investment not in excess of 5% of its total assets.

FUTURES CONTRACTS. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of each Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security a Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. Each Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

UNSEASONED COMPANIES. The Small Cap Growth Fund may invest in securities of unseasoned companies. In view of the limited liquidity, more speculative prospects and price volatility, the Fund will not invest more than 10% its of assets (at the time of purchase) in securities of companies (including predecessors) that have operated less than three years.

OTHER INVESTMENT COMPANIES

The Small Cap Growth Fund may invest up to 10% of its total assets in other investment companies (not more than 5% of its total assets may be invested in any one investment company and it may not invest in more that 3% of the voting securities of any one investment company).

WARRANTS AND RIGHTS

Each Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

Each Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. Each Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

SHORT SALES

Each Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Funds may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in securities the markets for which are illiquid. Illiquid securities include most of the securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet certain creditworthiness standards ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Fund's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked-to-market daily. Such agreements permit a Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's Custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Funds will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

LOANS OF PORTFOLIO SECURITIES

To increase income, each Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

BORROWING

The Funds may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund's assets after giving effect to the borrowing. The Funds will not make additional investments when borrowings exceed 5% of assets. The Funds may mortgage, pledge or hypothecate assets to secure such borrowings.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary  defensive  purposes each Fund may invest up to 100% of its assets
in  nonconvertible   fixed  income  securities  or  high  quality  money  market instruments.

PORTFOLIO TURNOVER

The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. Each Fund's portfolio turnover is expected to be less than 100%.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).


Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 2001, 2000 and 1999, the turnover rates were 41%, 33% and 39%, respectively, in the case of the Equity Income Fund, and 17%, 47%, and 24%, respectively, in the case of the Small Cap Growth Fund.


                             INVESTMENT RESTRICTIONS


Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of a majority of the Funds' shareholders defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser (1) 67% of the Funds' shares present at a meeting if the holders of more than 50% of the outstanding shares are represented in person or by proxy, or (2) more than 50% of the Funds' outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy. Under such restrictions, each Fund may not:


     (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets taken at market value at time of purchase) in the outstanding securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof;

     (2) invest 25% or more of the value of its total assets in any one industry;

     (3) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that a Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

     (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

     (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

     (6) invest for the purpose of exercising control over management of any company;

     (7)  purchase  real  estate  or  interests   therein,   including   limited
partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities and similar instruments; or

     (8) purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas or mineral interests.

                             DIRECTORS AND OFFICERS


Under Maryland law, the Funds' Board of Directors is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Funds' officers who conduct the daily business of the Funds. The Board of Directors has three standing committees: Audit, Nominating and Proxy Voting. The Directors and executive officers of the Corporation, their ages and their principal business occupations during the last five years, and their affiliations, if any, with the Adviser, are set forth below. Directors deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York 10580.

--------------------------------------------------------------------------------
     NAME, AGE AND POSITION(S)             PRINCIPAL OCCUPATIONS DURING LAST
         WITH THE FUNDS                FIVE YEARS; AFFILIATIONS WITH THE ADVISER

--------------------------------------------------------------------------------
Mario J. Gabelli*                       Chairman   of  the   Board   and   Chief
President, Director                     Executive   Officer  of  Gabelli   Asset
and Chief Investment Officer            Management  Inc.  and  Chief  Investment
Age: 59                                 Officer of Gabelli Funds,  LLC and GAMCO
                                        Investors,  Inc.; Vice Chairman of Lynch
                                        Corporation  (diversified  manufacturing
                                        and  communications  services  company);
                                        Chairman and Chief Executive  Officer of
                                        Lynch      Interactive       Corporation
                                        (multimedia   and   services   company);
                                        Director of Morgan Group Holdings,  Inc.
                                        (transportation    services    company);
                                        Director or Trustee of 16 other mutual funds advised by Gabelli Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Anthony J. Colavita                     President and Attorney at Law in the law
Director                                firm of Anthony J. Colavita,  P.C. since
Age: 66                                 1961;  Director  or  Trustee of 19 other
                                        mutual funds advised by Gabelli Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Vincent D. Enright                      Former  Senior Vice  President and Chief
Director                                Financial   Officer  of  KeySpan  Energy
Age: 58                                 Corporation;  Director  or  Trustee of 7
                                        other  mutual  funds  advised by Gabelli
                                        Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
John D. Gabelli*                        Senior  Vice   President  of  Gabelli  &
Director                                Company,   Inc.;   Director  of  Gabelli
Age: 58                                 Advisers, Inc.; Director or Trustee of 4
                                        other  mutual  funds  advised by Gabelli
                                        Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Robert J. Morrissey                     Partner in the law firm of  Morrissey  &
Director                                Hawkins;  Director  of  4  other  mutual
Age: 62                                 funds advised by Gabelli Funds,  LLC and
                                        its affiliates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Karl Otto Pohl+                         Member of the  Shareholder  Committee of
Director                                Sal   Oppenheim   Jr.  &  Cie   (private
Age: 72                                 investment  bank);  Director  of Gabelli
                                        Asset   Management   Inc.    (investment
                                        management),  Zurich Allied (insurance),
                                        and   TrizecHahn   Corp.   (real  estate
                                        company);   Former   President   of  the
                                        Deutsche Bundesbank and Chairman of its Central Bank Council (1980 - 1991); and
                                        Director or Trustee of 18 other mutual funds advised by Gabelli Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Anthony R. Pustorino                    Certified Public  Accountant;  Professor
Director                                of  Accounting,  Pace  University  since
Age: 76                                 1965;  Director  or  Trustee of 11 other
                                        mutual funds advised by Gabelli Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Anthonie C. van Ekris                   Managing      Director     of     Balmac
Director                                International,    Ltd.;    Director   of
Age: 67                                 Spinnaker  Industries,  Inc.  and Stahel
                                        Hardmeyer  A.Z.;  Director or Trustee of
                                        10 other mutual funds advised by Gabelli
                                        Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Salvatore J. Zizza                      Chairman of The Bethlehem  Corp.;  Board
Trustee                                 Member of Hollis  Eden  Pharmaceuticals;
Age: 56                                 Former  Executive  Vice President of FMG
                                        Group  (OTC),  a  healthcare   provider;
                                        Former  President  and  Chief  Executive
                                        Officer of the Lehigh Group Inc., (an electrical supply wholesaler); Former
                                        Chairman of the Executive Committee and Director of Binnings Building Products,
                                        Inc.; Director or Trustee of 6 other mutual funds advised by Gabelli Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
Bruce N. Alpert                         Executive   Vice   President  and  Chief
Vice President and Treasurer            Operating  Officer of Gabelli Funds, LLC
Age: 50                                 since 1988;  President  and  Director of
                                        Gabelli Advisers, Inc. and an officer of all mutual funds advised by Gabelli
                                        Funds, LLC and its affiliates.

--------------------------------------------------------------------------------
James E. McKee                          Vice  President,   General  Counsel  and
Secretary                               Secretary  of Gabelli  Asset  Management
Age: 38                                 Inc.  since  1999 and  GAMCO  Investors,
                                        Inc. since 1993; Secretary of all mutual funds advised by Gabelli Funds, LLC and Gabelli Advisers, Inc.

--------------------------------------------------------------------------------

----------------
     * "Interested person" of the Fund, as defined in the 1940 Act. Mr. Mario Gabelli is an affiliated person of the Manager. Mr. John Gabelli is an affiliated person of the Distributor.
     + Mr. Pohl is a director of the parent company of the Adviser.




   The Corporation, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of
Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Company.

   Each Fund pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $6,000 and $1,000 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Each Fund pays each Director serving as a member of the Audit, Proxy and Nominating Committees a fee of $250 per meeting when assets under management by the Corporation are below $100 million and $500 per meeting when assets under management by the Corporation are above $100 million. For the fiscal year ended September 30, 2001 such fees paid totaled $11,675 and $46,325 for the Equity Income Fund and the Small Cap Growth Fund, respectively. Directors and officers of the Funds who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation. Messrs. Mario J. Gabelli and John D. Gabelli are brothers.

   The following table sets forth certain information regarding the compensation of the Corporation's directors. Except as disclosed below, no principal officer or person affiliated with the Funds received compensation from either Fund for the fiscal year ended September 30, 2001 in excess of $60,000.

                               COMPENSATION TABLE

                             Aggregate Compensation
                                 from Registrant
                                  (Fiscal Year)

--------------------------------------------------------------------------------
                                                              Total Compensation
                                                                From Funds and
              Name of Person,   Aggregate Compensation From   Fund Complex Paid
                 Position             the Corporation           To Directors*
--------------------------------------------------------------------------------
Mario J. Gabelli
   President, Director and
   Chief Investment Officer                 $0                         $0 (17)
--------------------------------------------------------------------------------
Felix J. Christiana**                     $4,000
   Director                                                       $50,553 (11)
--------------------------------------------------------------------------------
Anthony J. Colavita                       $10,500
   Director                                                      $145,016 (20)
--------------------------------------------------------------------------------
Vincent D. Enright                        $10,500
   Director                                                        $46,250 (8)
--------------------------------------------------------------------------------
John D. Gabelli                             $0
   Director                                                             $0 (5)
--------------------------------------------------------------------------------
Robert J. Morrissey                       $10,500
   Director                                                        $37,266 (5)
--------------------------------------------------------------------------------
Anthony R. Pustorino                      $11,000
   Director                                                     $125,250  (12)
--------------------------------------------------------------------------------
Anthonie C. van Ekris                     $10,000
   Director                                                       $62,750 (11)
--------------------------------------------------------------------------------
Karl Otto Pohl
   Director                                 $0                         $0 (19)
--------------------------------------------------------------------------------
Salvatore J. Zizza
   Director                                 $0                    $64,266 (7)
--------------------------------------------------------------------------------

---------------------
         * Represents the total compensation paid to such persons for the calendar year ended December 31, 2001. The parenthetical number represents the number of investment companies (including the Corporation) from which such person receives compensation and which are considered part of the same" fund complex" as the Funds because they have common or affiliated investment advisers.

         ** Mr. Christiana served as a Director of the Corporation until June 7, 2001.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     The following persons were known to own of record 5% or more of the outstanding voting securities of the indicated Funds as of January 2, 2002:

         NAME AND ADDRESS OF HOLDER OF RECORD               PERCENTAGE OF FUND

                            SMALL CAP GROWTH FUND

            Charles Schwab & Co., Inc.
            Special Custody Acct FBO
            Exclusive Benefit of Customers
            Attn Mutual Funds                                     20.39%
            101 Montgomery Street
            San Francisco, CA 94104-4122

                             EQUITY INCOME FUND

            Smith Barney Corp Trust Co. TTEE                       6.05%
            Smith Barney 401K Advisor Grp Trust
            Attn Bill Minogue
            2 Tower Center
            PO Box 1063
            East Brunswick, NJ 08816-1063

            Charles Schwab & Co., Inc.                            17.03%
            Special Custody Acct FBO
            Exclusive Benefit of Customers
            Attn Mutual Funds
            101 Montgomery Street
            San Francisco, CA 94104-4122

            Salomon Smith Barney Inc.                             12.40%
            00109801250
            333 West 34th St. - 3rd Floor
            New York, NY 10001-2483

As of January 2, 2002, the Officers and Directors of the Funds, as a group, owned less than 1% of the Funds.


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER


The Adviser is a New York limited liability company which also serves as Adviser to 14 other open-end investment companies and 4 closed-end investment companies with aggregate assets in excess of $10.5 billion as of December 31, 2001. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest of the ultimate parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser's parent company Gabelli Asset Management Inc., acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately of $11.5 billion as of December 31, 2001. Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $519 million as of December 31, 2001; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $573 million as of December 31, 2001; and Gabelli Fixed Income, LLC acts as investment adviser for the Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $1.6 billion as of December 31, 2001.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Funds. The securities in which the Funds might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Funds if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Funds in seeking to achieve their respective investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Funds. The Funds may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

Pursuant to each investment advisory contract ("Investment Advisory Contract") which were initially approved by each Fund's sole shareholder on December 9, 1991 for the Equity Income Fund and October 2, 1991 for the Small Cap Growth Fund, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for each Fund, arranges the portfolio transactions for each Fund and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Directors of the Corporation. For the services it provides, the Adviser is paid by each Fund an annual fee based on the value of the Fund's average daily net assets of 1.00%.



                                  Advisory Fees
                         For the Year Ended September 30

                                          2001            2000           1999
Equity Income Fund                   1,047,561        $864,523       $865,741
Small Cap Growth Fund                3,995,187      $3,359,667     $3,024,908



Under each Investment Advisory Contract, the Adviser also (1) provides the Funds with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Funds, including maintaining certain books and records and overseeing the activities of the Funds Custodian and Transfer Agent; (2) oversees the performance of administrative and professional services provided to the Funds by others, including the Funds' Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Funds; (3) provides the Funds, if requested, with adequate office space and facilities: (4) prepares, but does not pay for, periodic updating of the Funds registration statement, Prospectus and SAI, including the printing of such documents for the purpose of filings with the SEC; (5) supervises, but does not pay for, the calculation of the net asset value of shares of the Funds; (6) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or their shares under such laws; and (7) prepares notices and agendas for meetings of the Corporation's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board.

 The  Investment  Advisory  Contract
provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Funds or any of their investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contract provides that each Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Investment Advisory

Contract in no way restricts the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

The Investment Advisory Contract is terminable without penalty by the Corporation on not more than sixty days' written notice when authorized by the Directors of the Corporation, by the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Corporation, or by the Adviser. The Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder except to the extent otherwise provided by order of the Commission or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." Each Investment Advisory Contract provides in effect, that unless terminated it will remain in effect from year to year so long as continuance of the Investment Advisory Contract is approved annually by the Directors of the Corporation, or the shareholders of the Funds and in either case, by a majority vote of the Directors who are not parties to the Investment Advisory Contract or "interested persons" as defined in the 1940 Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

THE  SUB-ADMINISTRATOR

The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Corporation's operations except those performed by the Adviser under its advisory agreement with the Corporation; (b) supplies the Corporation with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in each Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Corporation Board of Directors' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Corporation shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates each Fund's net asset value per share, provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio and, when requested, calculates the amounts permitted for the payment of distribution expenses under any distribution plan adopted by the Funds; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Corporation's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Corporation in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion:
-.0275%;  $10 billion to $15 billion:  -.0125%;  over $15 billion:  -.0100%. The
Sub-Administrator's fee is paid by the Adviser and will result in no additional expenses to the Corporation.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 is the Custodian for each Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street, located at The BFDS Building, 66 Brooks Drive, Braintree, MA 02184, performs the shareholder services on behalf of State Street and acts as each Fund's transfer agent and dividend disbursing agent. Neither BFDS or State Street assists in or is responsible for investment decisions involving assets of the Funds.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Corporation's legal counsel.

INDEPENDENT AUDITORS

Ernst & Young LLP has been appointed independent auditors for the Funds, and is located at 787 Seventh Ave., New York, NY 10019.

DISTRIBUTOR

To implement the Fund's 12b-1 Plan, each Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GAMI, having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Funds for the continuous offering of its shares on a best efforts basis.

                                DISTRIBUTION PLAN


Each Fund has adopted a Plan of Distribution (a "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of each Fund's Class AAA Shares, Class A Shares, Class B Shares and the Class C Shares. Payments may be made by each Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares in the class to which such Plan relates as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without a distribution plan, a Fund may also make payments to finance such activity outside of the Plans and not subject to their limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor.

Each Plan has been implemented by written agreements between each Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plans is regulated by Rule 12b-1 under the 1940 Act which includes requirements that the Board of Directors receive and review, at least quarterly, reports concerning the nature and qualification of expenses for which payments are made, that the Board of Directors approves all agreements implementing the Plans and that the Plans may be continued from year to year only if the Board of Directors concludes, at least annually, that continuation of the Plans is likely to benefit shareholders. To the extent any of these payments are based on allocations by the Distributor, the Funds may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Any such allocations would be subject to approval by the Funds' non-interested Directors and would be based on such factors as the net assets of each Fund, the number of shareholder inquiries and similar pertinent criteria. For the fiscal year ended September 30, 2001, the Equity Income Fund and Small Cap Growth Fund incurred distribution costs of $377,800 and $665,700, respectively. Such payments funded expenditures for the Equity Income Fund and Small Cap Growth Fund, respectively, of approximately:
$4,700 and $3,700 for advertising and promotion, $118,900 and $35,500 for printing, postage and stationery, $20,700 and $17,300 for overhead support expenses, $148,000 and $122,500 for salaries of personnel of the Distributor and $78,800 and $453,800 on third party servicing fees. The Plan compensates the Distributor regardless of its expense. Long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.


No independent Director had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Under the Investment Advisory Contract the Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser currently serves as Adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Funds and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

The policy of each Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser of the type described in Section 28(e) of the Exchange Act of 1934. In doing so, the Funds may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale: statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.


Research services furnished by broker or dealers through which the Funds effect securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Funds nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided and, based on such determinations, has allocated brokerage commissions of $23,206 for Equity Income Fund and $59,600 for Small Cap Growth Fund, respectively, on portfolio transactions in the principal amount of $12,643,414 and $11,602,450 for Equity Income Fund and Small Cap Growth Fund, respectively, during 2001. The average commission on these transactions were $0.0505 and $0.0418 per share for Equity Income Fund and Small Cap Growth Fund, respectively.

The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company, Inc. ("Gabelli"), a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Funds and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Funds. The Funds paid the following brokerage commissions for the year ended September 30 as indicated:

EQUITY INCOME

                                             Fiscal Year Ended
                                                SEPTEMBER 30,   COMMISSIONS PAID

Total Brokerage Commissions
                                                    1999            $ 64,070
                                                    2000            $ 62,026
                                                    2001            $125,722

Commissions paid to Gabelli & Company
                                                    1999            $ 45,848
                                                    2000            $ 51,451
                                                    2001            $117,472

% of Total Brokerage Commissions
paid to Gabelli & Company                           2001            93.44%


% of Aggregate Dollar Amount of Transactions        2001            92.68%
involving Commissions paid to Gabelli & Company


SMALL CAP GROWTH

                                             Fiscal Year Ended
                                                SEPTEMBER 30,   COMMISSIONS PAID

Total Brokerage Commissions
                                                    1999         $ 179,690
                                                    2000         $ 457,393
                                                    2001         $ 428,001

Commissions paid to Gabelli & Company
                                                    1999         $ 107,740
                                                    2000         $ 421,012
                                                    2001         $ 372,723

% of Total Brokerage Commissions
paid to Gabelli & Company                           2001            87.06%


% of Aggregate Dollar Amount of Transactions        2001            89.77%
involving Commissions paid to Gabelli & Company



As required by Rule 17e-1 under the 1940 Act, the Board of Directors has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including its independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.


To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), Gabelli controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of the Funds by a clearing house member firm which remits the commission less its clearing charges to Gabelli. Gabelli may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.

                              REDEMPTION OF SHARES

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse shares from any account registered in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

OTHER INVESTORS


No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, sibling's spouse and a sibling's children.


If the Board of Directors should determine that it would be detrimental to the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Under such circumstances, shareholders of the Fund receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

                        DETERMINATION OF NET ASSET VALUE


Net Asset Value ("NAV") is calculated separately for each class of each Fund. The NAV of Class B and Class C shares of each Fund, as applicable, will generally be lower than the NAV of Class A or Class AAA shares, as applicable, as a result of the larger service and distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining each of the Fund's NAV per share, readily marketable portfolio securities (including options and futures) traded on a market where trades are reported contemporaneously are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the principal such market last occurring prior to the time and day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked price on the principal market for such security on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or asked prices are quoted on such day, then the security is valued at the most recently available price, or if the Board so determines, by such method as the Board of Directors shall determine in good faith to reflect its fair market value.

All other readily marketable securities are valued at the latest average of the bid and asked price obtained from a pricing service or a dealer maintaining an active market in such security.

Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges.

Short-term debt instruments having 60 days or less remaining until maturity are valued at amortized cost from the later of purchase date or valuation on the 61st day prior to maturity. Other debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day the security is valued using the closing bid price. The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors designed to reflect in good faith the fair value of such securities.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If it so qualifies, the Fund will not be subject to Federal income tax on its net investment income and net short-term capital gain, if any, realized during any fiscal year to the extent that it distributes such income and capital gains to its shareholders.


Each Fund will determine either to distribute, or to retain for reinvestment, all or part of any net long-term capital gain. If any such gains are retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gain its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.


A distribution will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, (unless an election is made by a fund with a November or December year-end to use the fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed.

Gains or losses on the sales of securities by the Funds will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

Certain options, futures contracts and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Funds at the end of each taxable year (and, generally, for purposes of the 4% excise tax), are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by the Funds may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character and timing of gains, losses or deductions from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and options on futures contracts.

DISTRIBUTIONS
Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in additional Fund shares. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain (which consist of the excess of long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gain, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.

SALES OF SHARES
Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a "reinvestment right") and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder's gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge). To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

BACKUP WITHHOLDING
The Corporation may be required to withhold Federal income tax at a rate of 31% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

FOREIGN WITHHOLDING TAXES
Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known. Because each Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations, the Funds will not be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Funds.

CORPORATE MATTERS

The Corporation reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Corporation's Certificate of Incorporation.

Upon liquidation of the Corporation or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.

                       INVESTMENT PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

Each Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one, five and ten year periods (if applicable) and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. Quotations of "yield" will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period, with the remainder being divided by the maximum offering price per share on the last day of the period. Each Fund may also furnish total return and yield calculations for other periods based on investments at various sales charge levels or net asset values.

The Funds may furnish data about their investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Funds may also furnish total return calculations for these and other periods, based on investments at various sales charge levels or net asset value.

Quotations of yield will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1) 6 - 1]
                                       ---
                                       cd

where A = dividends and interest earned during the period, B = expenses accrued for the period (net of any reimbursements), C = the average daily number of shares outstanding during the period that were entitled to receive dividends, and D = the maximum offering price per share on the last day of the period.

Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. A Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of the Funds' portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of the Funds' shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning the Funds. These sources include:
LIPPER ANALYTICAL SERVICES, WEISENBERGER INVESTMENT COMPANY SERVICE, BARRON'S, BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, MONEY, PERSONAL INVESTOR, SYLVIA PORTER'S PERSONAL FINANCE, BANK RATE MONITOR, MORNINGSTAR AND THE WALL STREET JOURNAL.

In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Quotations of the Funds' total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                  P(1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). Total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.


                        Total Return - Class AAA Shares
                     for the period ended September 30, 2001

                                                                              Small Cap     Equity Income Fund*
                                                                             Growth Fund*
                                                                            --------------- --------------------
Cumulative Total Return (since commencement of  operations of the Fund)          291.97%            226.97%
Average Annual Total Return                                                       14.71%             12.91%
(since commencement of operations of the Fund)
Average Annual Total Return (5 years)                                             10.43%             12.28%
Average Annual Total Return (12 months)                                          (7.47)%            (0.43)%


----------------
*    Commencement  of  operations  for the Small Cap Growth  Fund and the Equity
     Income   Fund  took  place  on  October  22,  1991  and  January  2,  1992, respectively.


Class A, Class B and Class C shares of the Funds were not yet offered to the public during the fiscal year ended September 30, 2001.



                        DESCRIPTION OF THE FUNDS' SHARES

DESCRIPTION OF THE FUNDS' SHARES

Each Fund is a series of Gabelli Equity Series Funds, Inc., which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Funds' shares to replace its Directors. The Corporation's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into two series each having a separate portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.



There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed NAV, at the option of the shareholder.



The Funds send semi-annual and annual reports to all of their shareholders which include a list of portfolio securities. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Funds may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.




The shares of each Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Funds do not issue certificates evidencing Fund shares.


SHAREHOLDER APPROVAL

Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the Act requires the affirmative vote of at least a majority, as defined by the 1940 Act, of the outstanding voting securities of a Fund or the Corporation at a meeting called for the purpose of considering such approval.


INFORMATION FOR SHAREHOLDERS

All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580. For assistance, call 1-800-GABELLI (1-800-422-3554) or through the internet at http://www.gabelli.com.

                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the year ended September 30, 2001, including the Report of Ernst & Young LLP, independent auditors, is incorporated herein by reference to each Fund's Annual Report. Each Fund's Annual Report is available upon request and without charge by calling the number printed above. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P's") CORPORATE DEBT RATINGS

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S PREFERRED STOCK RATINGS

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

Item 23. EXHIBITS



          (a)(1) Articles of Incorporation of the Registrant are incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on
                  January  28,   1998   (Accession   No.   0000950152-98-000527)
                  ("Post-Effective Amendment No. 7").

          (a)(2) Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2000 (Accession No. 0000927405-00-000032) ("Post-Effective Amendment No. 10").


          (a)(3) Articles Supplementary, with respect to The Gabelli Equity Income Fund, are incorporated by reference to Post-Effective Amendment No. 10.

          (a)(4) Articles Supplementary, with respect to The Gabelli Small Cap Growth Fund, are incorporated by reference to Post-Effective Amendment No. 10.

          (b)     Registrant's   By-laws  are   incorporated   by  reference  to
                  Post-Effective Amendment No. 7.

          (c)     Not Applicable.


          (d)(1) Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on January 31, 2001 (Accession No. 0000935069-01-000048) ("Post-Effective Amendment No. 11").

          (d)(2) Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 11.

          (d)(3) Amendment No. 1 to the Investment Advisory Agreement, with respect to The Gabelli Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 11.

          (d)(4) Amendment No. 1 to the Investment Advisory Agreement, with respect to The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 11.


          (e)(1) Distribution Agreement, with respect to The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 7.

          (e)(2) Distribution Agreement, with respect to The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 7.

          (e)(3) Amended and Restated Distribution Agreement, with respect to The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (e)(4)  Amended and Restated Distribution  Agreement,  with respect to
                  The  Gabelli  Small  Cap  Growth  Fund,  is   incorporated  by
                  reference to Post-Effective Amendment No. 10.

          (f)     Not Applicable.


          (g)(1)  Custody    Agreement   is   incorporated   by   reference   to
                  Post-Effective Amendment No. 7.

          (g)(2) Amended and Restated Master Custodian Agreement, dated July 2, 2001, with respect to The Gabelli Small Cap Growth Fund and The Gabelli Equity Income Fund, is filed herewith.



          (h) Transfer Agency Agreement is incorporated by reference to Post-Effective Amendment No. 7.

          (i)     Opinion  of   Counsel  is   incorporated   by   reference   to
                  Post-Effective Amendment No. 10.


          (j)(1) Consent of Ernst & Young LLP, Independent Auditors, is filed herewith.

          (j)(2) Powers of Attorney for Felix J. Christiana, Anthony J. Colavita, Vincent D. Enright, John D. Gabelli, Robert J. Morrissey, Karl Otto Pohl, Anthony R. Pustorino and Anthony C. van Ekris are incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 31,1992.

          (j)(3)  Power of Attorney for Mario J. Gabelli is filed herewith.


          (k)     Not Applicable.

          (l)(1)  Agreement  with  initial   shareholder  is   incorporated   by
                  reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on September 20, 1991.

          (l)(2) Purchase Agreement, with respect to Class A Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (l)(3) Purchase Agreement, with respect to Class B Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (l)(4) Purchase Agreement, with respect to Class C Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (l)(5) Purchase Agreement, with respect to Class A Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (l)(6) Purchase Agreement, with respect to Class B Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (l)(7) Purchase Agreement, with respect to Class C Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(1) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, with respect to Class AAA Series Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(2) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, with respect to Class AAA Series Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(3) Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Series Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(4) Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Series Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(5) Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Series Shares of The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(6) Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Series Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(7) Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Series Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (m)(8) Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Series Shares of The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (n)(1)  Amended and Restated Rule 18f-3 Multi-Class Plan, with respect
                  to  The  Gabelli  Equity  Income  Fund,  is   incorporated  by
                  reference to Post-Effective Amendment No. 10.

          (n)(2) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

          (o)     Not Applicable.

          (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 11.


Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.          INDEMNIFICATION

                  The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Small Cap Growth Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Equity Income Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER



                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).



Item 27.          PRINCIPAL UNDERWRITER



          (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., The Gabelli Convertible Securities Fund, Inc., The Gabelli Equity Trust Inc., The Gabelli Global Multimedia Trust Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc, The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund Inc. and The Gabelli Westwood Funds.


          (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

          (c)     Not Applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS



                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                  1.       Gabelli Funds, LLC
                           One Corporate Center
                           Rye, New York 10580

                  2.       PFPC Inc.
                           101 Federal Street
                           Boston, Massachusetts 02110

                  3.       PFPC Inc.
                           3200 Horizon Drive
                           King of Prussia, Pennsylvania 19406

                  4.       State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110

                  5.       Boston Financial Data Services, Inc.
                           Two Heritage Drive
                           North Quincy, Massachusetts 02171


Item 29.          MANAGEMENT SERVICES

                  Not Applicable.

Item 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York on the 29th day of January, 2002.

                                GABELLI EQUITY SERIES FUNDS, INC.


                                By: /s/Bruce N. Alpert
                                    -----------------------------------
                                    Bruce N. Alpert

                                    Vice President and Treasurer

--------------------------------------------------------------------------------
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                              DATE

                                   President, Chief Investment
Mario J. Gabelli*                  Officer and Director         January 29, 2002
-----------------------------
Mario J. Gabelli

/s/ Bruce N. Alpert                Vice President and Treasurer January 29, 2002
-----------------------------
Bruce N. Alpert

John D. Gabelli*                    Director                    January 29, 2002
------------------
John D. Gabelli

Anthony J. Colavita*                Director                    January 29, 2002
-----------------------------
Anthony J. Colavita

Vincent D. Enright*                 Director                    January 29, 2002
-----------------------------
Vincent D. Enright

Robert J. Morrissey*                Director                    January 29, 2002
-----------------------------
Robert J. Morrissey

Karl Otto Pohl*                     Director                    January 29, 2002
-----------------------------
Karl Otto Pohl

Anthony R. Pustorino*               Director                    January 29, 2002
-----------------------------
Anthony R. Pustorino

Anthonie C. van Ekris*              Director                    January 29, 2002
-----------------------------
Anthonie C. van Ekris

Salvatore J. Zizza*                 Director                    January 29, 2002
-----------------------------
Salvatore J. Zizza

*By:/s/Bruce N. Alpert
    --------------------------------
         Bruce N. Alpert
         Attorney-in-Fact

                                    EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION OF EXHIBIT



          (g)(2) Amended and Restated Master Custodian Agreement, dated July 2, 2001, with respect to The Gabelli Small Cap Growth Fund and The Gabelli Equity Income Fund.

          (j)(1)  Consent of Ernst & Young LLP, Independent Auditors.

          (j)(3)  Power of Attorney for Mario J. Gabelli.